Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net income (loss)	$ 15,648	¥ 109,429	¥ (146,480)	¥ 110,499
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation	254	1,779	2,971	4,888
Changes in fair value of long-term investments	6,224	43,526	187,725
Investment income	(11,298)	(79,008)	(4,203)	(4,648)
Gain on disposal of property and equipment	1	10	(38)	(75)
Reduction in the carrying amount of right-of-use assets	1,735	12,134	13,313	12,473
Share-based compensation expenses	6,639	46,430	160,027
Foreign currency exchange gain	458	3,203	(62)	(26)
Changes in operating assets and liabilities:
Accounts receivable	(2,836)	(19,833)	(4,778)	660
Prepayments and other current assets	320	2,226	3,955	(5,557)
Other non-current assets	220	1,538	350	(4,388)
Accounts payable	100	699	(116,441)	(16,304)
Deferred revenue	540	3,773	4,823	12,896
Accrued expenses and other current liabilities	(2,053)	(14,356)	(85,715)	(51,778)
Operating leases	(1,791)	(12,523)	(13,258)	(12,933)
Net cash provided by (used in) operating activities	14,161	99,027	2,189	45,707
Investing activities:
Proceeds from maturities of investments	147,425	1,030,959	612,857	728,724
Purchase of investments	(163,358)	(1,142,376)	(1,109,818)	(735,000)
Proceeds from maturity of term deposit				36,152
Purchase of term deposit				(918)
Proceeds from disposal of property and equipment	13	88	65	176
Purchase of property and equipment	(19)	(131)	(1,141)	(3,085)
Net cash provided by (used in) investing activities	(15,939)	(111,460)	(498,037)	26,049
Financing activities:
Proceeds from the IPO, net of underwriting discounts and commissions			447,967
Payments of listing expenses relating to the IPO	(763)	(5,336)	(14,455)	(359)
Repurchase of ordinary shares	(7,835)	(54,790)
Proceeds from exercise of share-based awards	131	918
Net cash provided by (used in) financing activities	(8,467)	(59,208)	433,512	(359)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(891)	(6,234)	2,038	5,850
Net increase (decrease) in cash and cash equivalents	(11,136)	(77,875)	(60,298)	77,247
Cash and cash equivalents, and restricted cash at the beginning of the year	91,389	639,093	699,391	622,144
Cash and cash equivalents, and restricted cash at the end of the year	80,253	561,218	639,093	699,391
Supplemental cash flow information:
Income taxes paid	22	157	69
Non-cash investing and financing activities:
Accrual of IPO cost			1,688	5,215
Automatic conversion of redeemable convertible preferred shares to Class A ordinary shares upon the IPO			2,818,674
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	80,240	561,127	592,358	699,391
Restricted cash	13	91	46,735
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 80,253	¥ 561,218	¥ 639,093	¥ 699,391